INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

12.     INCOME TAX

Income taxes of the Group’s Russia-incorporated entities have been calculated in accordance with Russian legislation and are based on the taxable profit for the period. The corporate income tax rate in Russia is 20%. The withholding tax rate on dividends paid within Russia is 13%. The foreign subsidiaries of the Group pay withholding taxes in their respective jurisdictions. Deferred tax assets and liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted or substantially enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.

Significant components of income tax expense were as follows;

	2021	2020	2019
Current income tax charge	20,057	15,170	20,757
Prior period tax adjustments	(133)	(509)	(90)
Total current income tax	19,924	14,661	20,667
Deferred tax	(4,521)	1,465	(5,000)
Income tax expense on continuing operations	15,403	16,126	15,667

Income tax expense on continuing operations excludes the amounts from the discontinued operations of nil, RUB (1,003) million and RUB 1,935 million for the years ended December 31, 2021, 2020 and 2019, respectively, which have been included in profit / (loss) from discontinued operations in the accompanying consolidated statements of profit or loss (Note 11).

The statutory income tax rates in jurisdictions in which the Group operates for 2021 and 2020 were as follows: Russia – 20%, Armenia – 18%, Turkmenistan – 8%, Czech Republic – 19%, for 2019 were as follows: Russia and Armenia – 20%, Turkmenistan – 8%, Czech Republic – 19%. The Russian statutory income tax rate of 20% reconciled to the Group’s effective income tax rate for the years ended December 31, 2021, 2020 and 2019 as follows:

	2021	2020	2019
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	0.1	1.3	2.1
Prior periods tax effects	(0.2)	(0.7)	(0.1)
Different tax rate of subsidiaries	(0.8)	(0.8)	(0.4)
Withholding tax on distributed and undistributed profits	1.6	1.5	1.9
Change in fair value of derivative financial instruments	—	—	0.2
Changes in recognized deferred tax assets	(0.9)	(0.1)	(0.5)
Other	(0.4)	(0.4)	(0.2)
Effective income tax rate	19.4%	20.8%	23.0%

The Group reported the following deferred income tax assets and liabilities in the consolidated statement of financial position:

	2021	2020
Deferred tax assets	11,683	8,778
Deferred tax liabilities	(17,901)	(19,191)
Net deferred tax liabilities	(6,218)	(10,413)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2021 were as follows:

			Recognised
			in other
	December 31,	Recognised in	compre-hensive	Effect of	December 31,
	2020	profit / loss	income	disposals	2021
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(18,250)	(1,352)	32	(110)	(19,680)
Other intangible assets	(6,314)	998	—	(142)	(5,458)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(2,506)	166	(86)	—	(2,426)
Licenses	(1,699)	24	—	—	(1,675)
Customer base	(470)	107	—	(229)	(592)
Capitalization of cost to obtain and fulfill contracts	(1,668)	(162)	—	—	(1,830)
Accrued expenses for services	7,158	588	(1)	69	7,814
Write-down of inventories	413	(178)	—	3	238
Allowance for ECL	2,713	533	3	5	3,254
Lease obligations	29,910	1,181	(1)	3	31,093
Right-of-use assets	(25,686)	(392)	2	—	(26,076)
Loss carryforward	3,961	1,801	—	95	5,857
Contract liabilities	1,430	176	—	—	1,606
Debt modification	(123)	50	—	—	(73)
Hedge and other	718	981	31	—	1,730
Net deferred tax liability	(10,413)	4,521	(20)	(306)	(6,218)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2020 were as follows:

\
			Recognised
			in other
	December 31,	Recognised in	compre-hensive	Effect of	December 31,
	2019	profit / loss	income	acquisitions	2020
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(17,954)	(318)	19	3	(18,250)
Other intangible assets	(6,564)	314	—	(64)	(6,314)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(2,430)	(42)	(34)	—	(2,506)
Licenses	(1,739)	47	(7)	—	(1,699)
Customer base	(576)	106	—	—	(470)
Capitalization of cost to obtain and fulfill contracts	(1,448)	(220)	—	—	(1,668)
Accrued expenses for services	7,929	(710)	5	(66)	7,158
Write-down of inventories	681	(211)	10	(67)	413
Allowance for ECL	2,947	(112)	3	(125)	2,713
Lease obligations(1)	30,953	(1,052)	12	(3)	29,910
Right-of-use assets(1)	(27,433)	1,761	(14)	—	(25,686)
Loss carryforward	4,634	56	—	(729)	3,961
Contract liabilities	1,230	203	—	(3)	1,430
Debt modification	(433)	310	—	—	(123)
Hedge and other	2,312	(1,594)	—	—	718
Net deferred tax liability	(7,891)	(1,462)	(6)	(1,054)	(10,413)
(1)	Previously, the deferred tax on a lease under IFRS 16 was accounted under the net approach, the changes do not affect the total amount of deferred tax.

The Group recognizes deferred income tax on future dividend distributions from subsidiaries/ associates and joint ventures which are based on the cumulative undistributed earnings of those subsidiaries in accordance with local statutory accounting regulations.

The Group recognizes deferred tax assets in respect of tax losses carried forward to the extent that realization of tax losses against future taxable profit is probable. Deferred tax assets related to tax losses of the Group’s subsidiaries are recognized according to the fact that certain tax planning opportunities are available to these subsidiaries that will create taxable profit in the period in which the unused tax losses can be utilized. The amount of the deferred tax asset considered realizable, however, could be remeasured if estimates of future taxable income are changed.

Federal law 401-FZ dated November 30, 2016 cancelled the time limit of prior periods’ tax losses carryforward, which had been previously restricted to 10 years. Furthermore, the law specified that for the years 2017-2024 prior periods’ tax losses carried forward should not exceed 50% of the tax base.

Unused tax losses, for which deferred tax assets were not recognized in the consolidated statements of financial position as of December 31, 2021 and 2020 amounted to RUB 40,898 million and RUB 43,393 million, respectively.

The Group accrued RUB 160 million and RUB 595 million as of December 31, 2021 and 2020, respectively, as a component of income tax payable in relation to uncertain income tax positions.

A provision is recognised for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable.

The Group early adopted the IAS 12 amendments related to assets and liabilities arising from a single transaction and presented separately a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision for the years ended December 31, 2021 and 2020. Movements in the deferred tax assets and liabilities for the year ended December 31, 2020 were restated to reflect the effects of early adoption.